Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	December 31, 2011	December 31, 2012

Accrued litigation provision	2,683,968	2,077,753
Accrued payroll	2,675,282	1,951,347
Accrued professional service fees	978,602	1,766,673
Accrued welfare benefits	1,297,147	1,367,536
Advances from customers	722,553	415,475
Business tax payable	472,534	287,365
Value-added tax payable	—	158,292
Other accrued expenses	713,719	891,605
Other taxes payable	472,845	437,438
	10,016,650	9,353,484